Goodwill and Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill
The following table presents the changes in the carrying amount of goodwill, by reportable segment:

	Year Ended December 31,
	Services	Document Technology	Total
Balance at December 31, 2009(1)	$1,295	$2,127	$3,422
Foreign currency translation	(22)	(25)	(47)
Acquisitions:
ACS	5,127	—	5,127
EHRO	77	—	77
TMS	35	—	35
IBS	—	14	14
Other	10	11	21
Balance at December 31, 2010	$6,522	$2,127	$8,649
Foreign currency translation	(28)	(6)	(34)
Acquisitions:
Unamic/HCN	43	—	43
Breakaway	33	—	33
ESM	28	—	28
Concept Group	—	26	26
MBM	—	20	20
Other	21	17	38
Balance at December 31, 2011	$6,619	$2,184	$8,803
Foreign currency translation	41	34	75
Acquisitions:
WDS	69	—	69
R.K. Dixon	—	30	30
Other	51	34	85
Balance at December 31, 2012	$6,780	$2,282	$9,062

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(1)	Includes the reallocation of approximately $300 of goodwill related to our Managed Print Services business from Document Technology to Services to reflect the current composition of our Segments.
Intangible As

Schedule of Finite-Lived Intangible Assets by Major Class
le assets were comprised of the following:

		December 31, 2012			December 31, 2011
	Weighted Average Amortization	Gross Carrying Amount	Accumulated Amortization	Net Amount	Gross Carrying Amount	Accumulated Amortization	Net Amount
Customer relationships	12 years	$3,562	$1,052	$2,510	$3,522	$751	$2,771
Distribution network	25 years	123	64	59	123	59	64
Trademarks(1)	20 years	257	59	198	238	47	191
Technology, patents and non-compete(1)	4 years	23	7	16	29	13	16
Total Intangible Assets		$3,965	$1,182	$2,783	$3,912	$870	$3,042

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(1)	Includes $10 and $5 of indefinite-lived assets within trademarks and technology, respectively, related to the 2010 acquisition of ACS.

Amorti